CAPITAL MANAGEMENT (Details) $ in Thousands	Mar. 31, 2025 CAD ($)	Mar. 31, 2024 CAD ($)	Mar. 31, 2023 CAD ($)
Share capital [Abstract]
Debt to EBITDA ratio	3.5
Equity excluding accumulated other comprehensive income	$ 1,542,502	$ 1,619,792
Long-term debt	1,543,678	1,171,972
Lease liabilities	129,393	111,379	$ 97,249
Bank indebtedness	27,271	4,060
Cash and cash equivalents	(225,947)	(170,177)	$ (159,867)
Capital under management	$ 3,016,897	$ 2,737,026
Debt-to-equity ratio	1.10	0.79